Loans and ACL (Changes in Carrying Amount and Accretable Yield for PCI Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Purchased Impaired
Accretable Yield
Balance at beginning of period	$ 189	$ 134
Additions	36	98
Accretion	(134)	(89)
Other, net	162	46
Balance at end of period	253	189
Carrying Value
Balance at beginning of period	700	579
Additions	124	402
Accretion	134	89
Payments received, net	(344)	(370)
Balance at end of period	614	700
Outstanding UPB at end of period	910	1,063
Purchased Nonimpaired
Accretable Yield
Balance at beginning of period	176	244
Additions	0	0
Accretion	(73)	(89)
Other, net	52	21
Balance at end of period	155	176
Carrying Value
Balance at beginning of period	422	636
Additions	0	0
Accretion	73	89
Payments received, net	(199)	(303)
Balance at end of period	296	422
Outstanding UPB at end of period	$ 423	$ 587